Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	$ 872	$ 2,745	$ 983	$ (5,642)
Other comprehensive income for period, Tax benefit (expense)	(84)	(104)	(259)	(250)
Beginning Balance, Net of Tax			(5,736)
Ending Balance, Net of Tax	(5,118)		(5,118)
Interest Rate Swap [Member]
Beginning Balance, Before tax gains (losses)			(6,947)	(8,830)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			342	(6,283)
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)			641	641
Other comprehensive income for period, Before tax gains (losses)			983	(5,642)
Ending Balance, Before tax gains (losses)	(5,964)	(14,472)	(5,964)	(14,472)
Beginning Balance, Tax benefit (expense)			1,211	1,589
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)			(259)	(250)
Other comprehensive income for period, Tax benefit (expense)			(259)	(250)
Ending Balance, Tax benefit (expense)	952	1,339	952	1,339
Beginning Balance, Net of Tax			(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Net of tax			342	(6,283)
Reclassification of amortization of cash flow hedge to earnings, Net of tax			382	391
Other comprehensive income for period, Net of tax			724	(5,892)
Ending Balance, Net of Tax	(5,012)	(13,133)	(5,012)	(13,133)
Beginning Balance, Accumulated OCI			(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI			342	(6,283)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI			382	391
Other comprehensive income for period, Accumulated OCI			724	(5,892)
Ending Balance, Accumulated OCI	$ (5,012)	$ (13,133)	$ (5,012)	$ (13,133)